Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Variable Insurance Trust and Shareholders of American Funds NVIT Asset Allocation Fund, American Funds NVIT Bond Fund, American Funds NVIT Global Growth Fund, American Funds NVIT Growth Fund, American Funds NVIT Growth-Income Fund, Amundi NVIT Multi Sector Bond Fund, BlackRock NVIT Equity Dividend Fund, Blackrock NVIT Managed Global Allocation Fund, DoubleLine NVIT Total Return Tactical Fund, Federated NVIT High Income Bond Fund, Neuberger Berman NVIT Multi Cap Opportunities Fund, NVIT AllianzGI International Growth Fund, NVIT AQR Large Cap Defensive Style Fund, NVIT BlueprintSM Aggressive Fund, NVIT BlueprintSM Balanced Fund, NVIT BlueprintSM Capital Appreciation Fund, NVIT BlueprintSM Conservative Fund, NVIT BlueprintSM Managed Growth & Income Fund, NVIT BlueprintSM Managed Growth Fund, NVIT BlueprintSM Moderate Fund, NVIT BlueprintSM Moderately Aggressive Fund, NVIT BlueprintSM Moderately Conservative Fund, NVIT Bond Index Fund, NVIT Columbia Overseas Value Fund, NVIT Core Bond Fund, NVIT Core Plus Bond Fund, NVIT Emerging Markets Fund, NVIT Government Bond Fund, NVIT Government Money Market Fund, NVIT GS Emerging Markets Equity Insights Fund, NVIT GS International Equity Insights Fund, NVIT GS Large Cap Equity Insights Fund, NVIT GS Small Cap Equity Insights Fund, NVIT iShares® Fixed Income ETF Fund, NVIT iShares® Global Equity ETF Fund, NVIT International Equity Fund, NVIT International Index Fund, NVIT Investor Destinations Aggressive Fund, NVIT Investor Destinations Balanced Fund, NVIT Investor Destinations Capital Appreciation Fund, NVIT Investor Destinations Conservative Fund, NVIT Investor Destinations Managed Growth & Income Fund, NVIT Investor Destinations Managed Growth Fund, NVIT Investor Destinations Moderate Fund, NVIT Investor Destinations Moderately Aggressive Fund, NVIT Investor Destinations Moderately Conservative Fund, NVIT Jacobs Levy Large Cap Growth Fund, NVIT J.P. Morgan Disciplined Equity Fund, NVIT J.P. Morgan MozaicSM Multi-Asset Fund, NVIT Managed American Funds Asset Allocation Fund, NVIT Managed American Funds Growth-Income Fund, NVIT Mellon Dynamic U.S. Core Fund, NVIT Mellon Dynamic U.S. Equity Income Fund, NVIT Mid Cap Index Fund, NVIT Multi-Manager Mid Cap Value Fund, NVIT Multi-Manager Small Cap Growth Fund, NVIT Multi-Manager Small Cap Value Fund, NVIT Multi-Manager Small Company Fund, NVIT Newton Sustainable U.S. Equity Fund, NVIT Real Estate Fund, NVIT S&P 500 Index Fund, NVIT Short Term Bond Fund, NVIT Small Cap Index Fund, NVIT U.S. 130/30 Equity Fund andNVIT Wells Fargo Discovery Fund
In planning and performing our audits of the financial statements of each of the funds constituting Nationwide Variable Insurance Trust as listed in Appendix A (hereafter referred to as the “Funds”) as of and for the periods ended December 31, 2020, in accordance with the standards of the Public Company Accounting Oversight Board (United States) (PCAOB), we considered the Funds’ internal control over financial reporting, including controls over safeguarding securities, as a basis for designing our auditing procedures for the purpose of expressing our opinion on the financial statements and to comply with the requirements of Form N-CEN, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting.  Accordingly, we do not express an opinion on the effectiveness of the Funds’ internal control over financial reporting.
The management of the Funds is responsible for establishing and maintaining effective internal control over financial reporting.  In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls. A company’s internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles.  A company’s internal control over financial reporting includes those policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect the transactions and dispositions of the assets of the company; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with generally accepted accounting principles, and that receipts and expenditures of the company are being made only in accordance with authorizations of management and trustees of the company; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use or disposition of a company’s assets that could have a material effect on the financial statements.
 Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.
 A deficiency in internal control over financial reporting exists when the design or operation of a control does not allow management or employees, in the normal course of performing their assigned functions, to prevent or detect misstatements on a timely basis. A material weakness is a deficiency, or a combination of deficiencies, in internal control over financial reporting, such that there is a reasonable possibility that a material misstatement of the company’s annual or interim financial statements will not be prevented or detected on a timely basis.
Our consideration of the Funds’ internal control over financial reporting was for the limited purpose described in the first paragraph and would not necessarily disclose all deficiencies in internal control over financial reporting that might be material weaknesses under standards established by the PCAOB. However, we noted no deficiencies in the Funds’ internal control over financial reporting and its operation, including controls over safeguarding securities, that we consider to be material weaknesses as defined above as of December 31, 2020.
This report is intended solely for the information and use of the Board of Trustees of Nationwide Variable Insurance Trust and the Securities and Exchange Commission and is not intended to be and should not be used by anyone other than these specified parties.

/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 18, 2021

Appendix A
1.

American Funds NVIT Asset Allocation Fund
2.

American Funds NVIT Bond Fund
3.

American Funds NVIT Global Growth Fund
4.

American Funds NVIT Growth Fund
5.

American Funds NVIT Growth-Income Fund
6.

Amundi NVIT Multi Sector Bond Fund
7.

BlackRock NVIT Equity Dividend Fund
8.

Blackrock NVIT Managed Global Allocation Fund
9.

DoubleLine NVIT Total Return Tactical Fund
10.

Federated NVIT High Income Bond Fund
11.

Neuberger Berman NVIT Multi Cap Opportunities Fund
12.

NVIT AllianzGI International Growth Fund
13.

NVIT AQR Large Cap Defensive Style Fund
14.

NVIT BlueprintSM Aggressive Fund
15.

NVIT BlueprintSM Balanced Fund
16.

NVIT BlueprintSM Capital Appreciation Fund
17.

NVIT BlueprintSM Conservative Fund
18.

NVIT BlueprintSM Managed Growth & Income Fund
19.

NVIT BlueprintSM Managed Growth Fund
20.

NVIT BlueprintSM Moderate Fund
21.

NVIT BlueprintSM Moderately Aggressive Fund
22.

NVIT BlueprintSM Moderately Conservative Fund
23.

NVIT Bond Index Fund
24.

NVIT Columbia Overseas Value Fund
25.

NVIT Core Bond Fund
26.

NVIT Core Plus Bond Fund
27.

NVIT Emerging Markets Fund
28.

NVIT Government Bond Fund
29.

NVIT Government Money Market Fund
30.

NVIT GS Emerging Markets Equity Insights Fund*
31.

NVIT GS International Equity Insights Fund
32.

NVIT GS Large Cap Equity Insights Fund
33.

NVIT GS Small Cap Equity Insights Fund
34.

NVIT iShares® Fixed Income ETF Fund
35.

NVIT iShares® Global Equity ETF Fund
36.

NVIT International Equity Fund
37.

NVIT International Index Fund
38.

NVIT Investor Destinations Aggressive Fund
39.

NVIT Investor Destinations Balanced Fund
40.

NVIT Investor Destinations Capital Appreciation Fund
41.

NVIT Investor Destinations Conservative Fund
42.

NVIT Investor Destinations Managed Growth & Income Fund
43.

NVIT Investor Destinations Managed Growth Fund
44.

NVIT Investor Destinations Moderate Fund
45.

NVIT Investor Destinations Moderately Aggressive Fund
46.

NVIT Investor Destinations Moderately Conservative Fund
47.

NVIT Jacobs Levy Large Cap Growth Fund
48.

NVIT J.P. Morgan Disciplined Equity Fund
49.

NVIT J.P. Morgan MozaicSM Multi-Asset Fund
50.

NVIT Managed American Funds Asset Allocation Fund
51.

NVIT Managed American Funds Growth-Income Fund
52.

NVIT Mellon Dynamic U.S. Core Fund
53.

NVIT Mellon Dynamic U.S. Equity Income Fund
54.

NVIT Mid Cap Index Fund
55.

NVIT Multi-Manager Mid Cap Value Fund
56.

NVIT Multi-Manager Small Cap Growth Fund
57.

NVIT Multi-Manager Small Cap Value Fund
58.

NVIT Multi-Manager Small Company Fund
59.

NVIT Newton Sustainable U.S. Equity Fund
60.

NVIT Real Estate Fund
61.

NVIT S&P 500 Index Fund
62.

NVIT Short Term Bond Fund
63.

NVIT Small Cap Index Fund
64.

NVIT U.S. 130/30 Equity Fund
65.

NVIT Wells Fargo Discovery Fund
* July 17, 2020 (commencement of operations) through December 31, 2020